Insurance Claim Reserves (tables)	12 Months Ended
Dec. 31, 2016
Insurance Claim Reserves disclosure
Claims and claim adjustment expense reserves [Table Text Block]
(at December 31, in millions)	2016	2015
Property-casualty	$47,929	$48,272
Accident and health	20	23
Total	$47,949	$48,295

Reconciliation of beginning and ending property casualty reserve balances for claims and claim adjustment expenses [Table Text Block]

(at and for the year ended December 31, in millions)	2016	2015	2014
Claims and claim adjustment expense reserves at beginning of year	$48,272	$49,824	$50,865
Less reinsurance recoverables on unpaid losses	8,449	8,788	9,280
Net reserves at beginning of year	39,823	41,036	41,585
Estimated claims and claim adjustment expenses for claims arising in the current year	15,675	14,471	14,688
Estimated decrease in claims and claim adjustment expenses for claims arising in prior years	(680)	(817)	(885)
Total increases	14,995	13,654	13,803
Claims and claim adjustment expense payments for claims arising in:
Current year	6,220	5,725	5,895
Prior years	8,576	8,749	8,171
Total payments	14,796	14,474	14,066
Acquisition (1)	—	2	—
Unrealized foreign exchange gain	(74)	(395)	(286)
Net reserves at end of year	39,948	39,823	41,036
Plus reinsurance recoverables on unpaid losses	7,981	8,449	8,788
Claims and claim adjustment expense reserves at end of year	$47,929	$48,272	$49,824

(1)     Amount represents acquired net claims and claim adjustment expense reserves of Travelers Participações em Seguros Brasil S.A. at October 1, 2015.

Summary of claims and claim adjustment expense reserves, including certain components, for the Company's major product lines by reporting segment [Table Text Block]

At December 31, 2016 (in millions)	Net Undiscounted Claims and Claim Adjustment Expense Reserves	Discount (Net of Reinsurance)	Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	Reinsurance Recoverables on Unpaid Losses	Claims and Claim Adjustment Expense Reserves
Business Insurance
General liability	$7,034	$(168)	$6,866	$712	$7,578
Commercial property	866	—	866	194	1,060
Commercial multi-peril	3,414	—	3,414	81	3,495
Commercial automobile	2,270	—	2,270	256	2,526
Workers’ compensation (1)	15,439	(832)	14,607	729	15,336

Bond & Specialty Insurance
General liability	2,042	—	2,042	82	2,124
Fidelity and surety	450	—	450	17	467

Personal Insurance
Automobile	2,277	—	2,277	465	2,742
Homeowners (excluding Other)	742	—	742	2	744
International - Canada	776	—	776	20	796
Subtotal — claims and allocated claim adjustment expenses for the products presented in the development tables below	35,310	(1,000)	34,310	2,558	36,868
Other insurance contracts (2)	3,661	(3)	3,658	2,195	5,853
Unallocated loss adjustment expense reserves	1,936	—	1,936	40	1,976
Structured settlements (3)	—	—	—	3,168	3,168
Other	44	—	44	20	64
Total property-casualty	40,951	(1,003)	39,948	7,981	47,929
Accident and health	—	—	—	20	20
Total	$40,951	$(1,003)	$39,948	$8,001	$47,949

(1)     Net discount amount includes discount of $80 million on reinsurance recoverables for long-term disability and annuity claim payments.

(2)     Primarily includes residual market, international (other than operations in Canada within the Personal Insurance segment) and runoff assumed reinsurance business.

(3)     Includes structured settlements in cases where the Company did not receive a release from the claimant.

Allocated claim adjustment expense, by accident year, on a historical basis for incurred and paid claims on an undiscounted, net of reinsurance basis [Table Text Block]

Business Insurance

General Liability

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$1,136	$1,162	$1,087	$1,089	$968	$919	$888	$883	$865	$824	$78	23,840
2008		1,143	1,209	1,222	1,079	1,041	994	946	931	935	88	25,385
2009			1,060	1,071	1,028	960	869	837	809	796	95	25,457
2010				1,028	1,031	1,021	959	927	912	918	108	27,678
2011					1,004	1,074	1,065	998	972	935	146	27,210
2012						989	985	935	913	892	184	24,384
2013							965	975	958	940	256	21,836
2014								976	989	983	438	20,926
2015									998	956	592	18,771
2016										1,075	908	13,810
									Total	$9,254

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$32	$134	$316	$467	$549	$632	$682	$697	$713	$726
2008		35	154	359	497	615	694	734	759	799
2009			35	167	314	446	543	613	643	667
2010				35	139	324	487	629	702	756	Liability for Claims
2011					47	187	355	539	660	725	And Allocated Claim
2012						32	150	295	489	589	Adjustment Expenses,
2013							35	175	363	498	Net of Reinsurance
2014								37	163	321
2015									36	137	2007 -	Before
2016										35	2016	2007
									Total	$5,253	$4,001	$3,033

										Total net liability		$7,034

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	3.9%	13.3%	19.1%	17.6%	12.4%	8.4%	5.0%	2.5%	3.1%	1.6%

Commercial Property

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$1,054	$988	$924	$889	$895	$13	28,183
2013		789	755	737	731	10	22,141
2014			936	860	836	15	21,490
2015				786	750	28	19,859
2016					896	131	19,327
				Total	$4,108

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$453	$770	$845	$865	$872	Adjustment Expenses,
2013		389	610	683	703	Net of Reinsurance
2014			464	710	775
2015				376	615	2012 -	Before
2016					441	2016	2012
				Total	$3,406	$702	$164

					Total net liability		$866

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5

	51.7%	31.8%	8.7%	2.5%	0.8%

Commercial Multi-Peril

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$1,490	$1,430	$1,364	$1,402	$1,398	$1,375	$1,373	$1,369	$1,376	$1,369	$51	96,767
2008		1,725	1,674	1,683	1,688	1,674	1,684	1,674	1,688	1,681	47	108,382
2009			1,484	1,506	1,501	1,498	1,511	1,514	1,514	1,509	42	103,198
2010				1,711	1,826	1,832	1,861	1,895	1,892	1,898	51	111,586
2011					2,235	2,244	2,269	2,286	2,296	2,287	66	125,358
2012						1,885	1,883	1,903	1,888	1,888	88	104,419
2013							1,615	1,623	1,620	1,609	122	82,936
2014								1,663	1,627	1,625	193	76,833
2015									1,568	1,625	354	68,278
2016										1,662	658	56,471
									Total	$17,153

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$498	$824	$982	$1,110	$1,208	$1,256	$1,278	$1,296	$1,307	$1,312
2008		712	1,103	1,264	1,396	1,490	1,551	1,581	1,602	1,617
2009			603	958	1,121	1,264	1,360	1,408	1,436	1,449
2010				709	1,180	1,395	1,579	1,698	1,763	1,798	Liability for Claims
2011					1,060	1,573	1,803	1,979	2,088	2,156	And Allocated Claim
2012						795	1,246	1,424	1,590	1,699	Adjustment Expenses,
2013							644	987	1,167	1,304	Net of Reinsurance
2014								628	956	1,154
2015									595	970	2007 -	Before
2016										585	2016	2007
									Total	$14,044	$3,109	$305

										Total net liability		$3,414

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	39.5%	22.9%	10.8%	8.8%	6.0%	3.3%	1.8%	1.1%	0.9%	0.4%

Commercial Automobile

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$1,294	$1,350	$1,327	$1,325	$1,337	$35	214,780
2013		1,235	1,236	1,240	1,245	67	197,041
2014			1,165	1,166	1,168	131	184,067
2015				1,198	1,215	246	179,963
2016					1,290	516	173,790
				Total	$6,255

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$467	$753	$960	$1,134	$1,235	Adjustment Expenses,
2013		435	675	884	1,039	Net of Reinsurance
2014			397	618	821
2015				409	658	2012 -	Before
2016					416	2016	2012
				Total	$4,169	$2,086	$184

					Total net liability		$2,270

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5

	34.0%	20.0%	16.6%	12.7%	7.6%

Workers’ Compensation

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$1,554	$1,519	$1,484	$1,448	$1,390	$1,373	$1,358	$1,340	$1,328	$1,341	$217	103,064
2008		1,714	1,745	1,734	1,683	1,639	1,634	1,621	1,617	1,617	237	107,565
2009			1,799	1,778	1,746	1,753	1,753	1,766	1,775	1,750	272	104,229
2010				1,886	2,042	2,035	2,056	2,049	2,052	2,055	354	116,837
2011					2,284	2,303	2,347	2,350	2,379	2,385	430	135,061
2012						2,447	2,456	2,457	2,456	2,445	519	133,417
2013							2,553	2,545	2,540	2,506	651	128,111
2014								2,554	2,553	2,547	839	123,110
2015									2,644	2,585	1,142	120,681
2016										2,768	1,651	108,357
									Total	$21,999

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$216	$450	$589	$683	$747	$802	$845	$880	$910	$936
2008		274	571	752	875	961	1,036	1,088	1,130	1,162
2009			288	623	828	961	1,065	1,137	1,193	1,235
2010				341	750	978	1,133	1,246	1,321	1,385	Liability for Claims
2011					420	911	1,185	1,365	1,487	1,583	And Allocated Claim
2012						443	940	1,217	1,394	1,536	Adjustment Expenses,
2013							458	954	1,237	1,413	Net of Reinsurance
2014								455	944	1,224
2015									430	893	2007 -	Before
2016										421	2016	2007
									Total	$11,788	$10,211	$5,228

										Total net liability		$15,439

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	17.0%	19.2%	11.2%	7.4%	5.4%	4.1%	3.2%	2.5%	2.1%	1.9%

Bond & Specialty Insurance

General Liability

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$584	$571	$638	$582	$551	$511	$479	$467	$462	$454	$4	11,018
2008		579	769	743	697	716	712	672	643	631	24	6,463
2009			592	624	665	686	680	660	655	641	24	6,287
2010				571	612	679	679	661	668	653	18	5,655
2011					565	596	639	632	601	545	34	5,191
2012						538	591	614	605	601	137	4,824
2013							510	565	606	630	204	4,371
2014								549	571	563	232	4,182
2015									528	524	272	3,814
2016										512	405	2,676
									Total	$5,754

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$35	$134	$229	$303	$357	$373	$393	$400	$410	$415
2008		47	157	281	387	471	529	562	579	590
2009			36	167	310	390	460	497	563	592
2010				33	152	291	396	482	565	597	Liability for Claims
2011					33	143	249	324	414	447	And Allocated Claim
2012						38	160	255	342	383	Adjustment Expenses,
2013							34	154	252	352	Net of Reinsurance
2014								38	150	239
2015									38	141	2007 -	Before
2016										30	2016	2007
									Total	$3,786	$1,968	$74

										Total net liability		$2,042

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	6.3%	19.7%	18.8%	15.1%	12.1%	7.5%	6.2%	3.0%	1.9%	1.1%

Fidelity and Surety

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$255	$262	$249	$175	$140	$9	1,148
2013		240	246	199	146	6	1,006
2014			223	212	165	32	992
2015				217	191	79	768
2016					226	128	595
				Total	$868

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$42	$108	$124	$110	$111	Adjustment Expenses,
2013		37	113	128	131	Net of Reinsurance
2014			58	96	111
2015				32	75	2012 -	Before
2016					54	2016	2012
				Total	$482	$386	$64

					Total net liability		$450

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4		5

	26.1%	36.2%	10.1%	(3.6	)% (1)	0.8%

(1)     Includes recovery activity.

Personal Insurance

Automobile

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$2,417	$2,454	$2,448	$2,432	$2,428	$15	793,669
2013		2,108	2,095	2,049	2,044	36	694,650
2014			2,014	1,994	1,981	75	669,990
2015				2,186	2,244	224	755,762
2016					2,779	646	839,962
				Total	$11,476

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$1,503	$1,983	$2,189	$2,311	$2,376	Adjustment Expenses,
2013		1,251	1,628	1,814	1,935	Net of Reinsurance
2014			1,193	1,564	1,763
2015				1,319	1,768	2012 -	Before
2016					1,610	2016	2012
				Total	$9,452	$2,024	$253

					Total net liability		$2,277

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5

	60.0%	19.2%	9.2%	5.5%	2.7%

Homeowners (excluding Other)

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$2,136	$2,056	$2,029	$2,018	$2,019	$1	259,006
2013		1,488	1,397	1,365	1,375	4	149,373
2014			1,515	1,450	1,453	9	151,517
2015				1,438	1,454	28	144,367
2016					1,556	307	129,630
				Total	$7,857

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$1,508	$1,901	$1,964	$1,993	$2,008	Adjustment Expenses,
2013		994	1,269	1,317	1,344	Net of Reinsurance
2014			1,053	1,338	1,402
2015				994	1,333	2012 -	Before
2016					1,049	2016	2012
				Total	$7,136	$721	$21

					Total net liability		$742

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5

	71.1%	20.6%	3.7%	1.7%	0.7%

International - Canada

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$372	$365	$361	$359	$369	$371	$377	$368	$364	$362	$2	51,611
2008		400	404	393	394	399	405	399	395	396	1	56,506
2009			460	448	457	463	471	463	455	456	8	57,934
2010				469	471	481	495	484	476	471	14	57,976
2011					443	422	430	426	418	412	18	57,704
2012						419	398	400	384	383	37	53,046
2013							467	461	453	441	39	56,071
2014								413	428	429	50	53,734
2015									348	347	58	46,093
2016										349	34	44,337
									Total	$4,046

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$153	$221	$250	$273	$299	$320	$337	$345	$350	$354
2008		171	262	294	317	339	360	374	381	385
2009			192	287	327	355	384	409	425	436
2010				185	282	318	356	385	415	432	Liability for Claims
2011					170	240	270	303	337	358	And Allocated Claim
2012						160	223	252	278	305	Adjustment Expenses,
2013							187	262	293	324	Net of Reinsurance
2014								183	256	291
2015									156	218	2007 -	Before
2016										203	2016	2007
									Total	$3,306	$740	$36

										Total net liability		$776

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	43.8%	18.7%	7.8%	6.9%	6.8%	5.6%	3.8%	2.1%	1.2%	1.1%

        The incurred and paid amounts have been translated from the local currency to U.S. dollars using the December 31, 2016 spot rate for all years presented in the table above in order to isolate changes in foreign exchange rates from loss development.

Historical average annual percentage payout of incurred claims by age of accident year [Table Text Block]

Business Insurance

General Liability

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$1,136	$1,162	$1,087	$1,089	$968	$919	$888	$883	$865	$824	$78	23,840
2008		1,143	1,209	1,222	1,079	1,041	994	946	931	935	88	25,385
2009			1,060	1,071	1,028	960	869	837	809	796	95	25,457
2010				1,028	1,031	1,021	959	927	912	918	108	27,678
2011					1,004	1,074	1,065	998	972	935	146	27,210
2012						989	985	935	913	892	184	24,384
2013							965	975	958	940	256	21,836
2014								976	989	983	438	20,926
2015									998	956	592	18,771
2016										1,075	908	13,810
									Total	$9,254

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$32	$134	$316	$467	$549	$632	$682	$697	$713	$726
2008		35	154	359	497	615	694	734	759	799
2009			35	167	314	446	543	613	643	667
2010				35	139	324	487	629	702	756	Liability for Claims
2011					47	187	355	539	660	725	And Allocated Claim
2012						32	150	295	489	589	Adjustment Expenses,
2013							35	175	363	498	Net of Reinsurance
2014								37	163	321
2015									36	137	2007 -	Before
2016										35	2016	2007
									Total	$5,253	$4,001	$3,033

										Total net liability		$7,034

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	3.9%	13.3%	19.1%	17.6%	12.4%	8.4%	5.0%	2.5%	3.1%	1.6%

Commercial Property

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$1,054	$988	$924	$889	$895	$13	28,183
2013		789	755	737	731	10	22,141
2014			936	860	836	15	21,490
2015				786	750	28	19,859
2016					896	131	19,327
				Total	$4,108

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$453	$770	$845	$865	$872	Adjustment Expenses,
2013		389	610	683	703	Net of Reinsurance
2014			464	710	775
2015				376	615	2012 -	Before
2016					441	2016	2012
				Total	$3,406	$702	$164

					Total net liability		$866

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5

	51.7%	31.8%	8.7%	2.5%	0.8%

Commercial Multi-Peril

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$1,490	$1,430	$1,364	$1,402	$1,398	$1,375	$1,373	$1,369	$1,376	$1,369	$51	96,767
2008		1,725	1,674	1,683	1,688	1,674	1,684	1,674	1,688	1,681	47	108,382
2009			1,484	1,506	1,501	1,498	1,511	1,514	1,514	1,509	42	103,198
2010				1,711	1,826	1,832	1,861	1,895	1,892	1,898	51	111,586
2011					2,235	2,244	2,269	2,286	2,296	2,287	66	125,358
2012						1,885	1,883	1,903	1,888	1,888	88	104,419
2013							1,615	1,623	1,620	1,609	122	82,936
2014								1,663	1,627	1,625	193	76,833
2015									1,568	1,625	354	68,278
2016										1,662	658	56,471
									Total	$17,153

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$498	$824	$982	$1,110	$1,208	$1,256	$1,278	$1,296	$1,307	$1,312
2008		712	1,103	1,264	1,396	1,490	1,551	1,581	1,602	1,617
2009			603	958	1,121	1,264	1,360	1,408	1,436	1,449
2010				709	1,180	1,395	1,579	1,698	1,763	1,798	Liability for Claims
2011					1,060	1,573	1,803	1,979	2,088	2,156	And Allocated Claim
2012						795	1,246	1,424	1,590	1,699	Adjustment Expenses,
2013							644	987	1,167	1,304	Net of Reinsurance
2014								628	956	1,154
2015									595	970	2007 -	Before
2016										585	2016	2007
									Total	$14,044	$3,109	$305

										Total net liability		$3,414

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	39.5%	22.9%	10.8%	8.8%	6.0%	3.3%	1.8%	1.1%	0.9%	0.4%

Commercial Automobile

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$1,294	$1,350	$1,327	$1,325	$1,337	$35	214,780
2013		1,235	1,236	1,240	1,245	67	197,041
2014			1,165	1,166	1,168	131	184,067
2015				1,198	1,215	246	179,963
2016					1,290	516	173,790
				Total	$6,255

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$467	$753	$960	$1,134	$1,235	Adjustment Expenses,
2013		435	675	884	1,039	Net of Reinsurance
2014			397	618	821
2015				409	658	2012 -	Before
2016					416	2016	2012
				Total	$4,169	$2,086	$184

					Total net liability		$2,270

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5

	34.0%	20.0%	16.6%	12.7%	7.6%

Workers’ Compensation

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$1,554	$1,519	$1,484	$1,448	$1,390	$1,373	$1,358	$1,340	$1,328	$1,341	$217	103,064
2008		1,714	1,745	1,734	1,683	1,639	1,634	1,621	1,617	1,617	237	107,565
2009			1,799	1,778	1,746	1,753	1,753	1,766	1,775	1,750	272	104,229
2010				1,886	2,042	2,035	2,056	2,049	2,052	2,055	354	116,837
2011					2,284	2,303	2,347	2,350	2,379	2,385	430	135,061
2012						2,447	2,456	2,457	2,456	2,445	519	133,417
2013							2,553	2,545	2,540	2,506	651	128,111
2014								2,554	2,553	2,547	839	123,110
2015									2,644	2,585	1,142	120,681
2016										2,768	1,651	108,357
									Total	$21,999

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$216	$450	$589	$683	$747	$802	$845	$880	$910	$936
2008		274	571	752	875	961	1,036	1,088	1,130	1,162
2009			288	623	828	961	1,065	1,137	1,193	1,235
2010				341	750	978	1,133	1,246	1,321	1,385	Liability for Claims
2011					420	911	1,185	1,365	1,487	1,583	And Allocated Claim
2012						443	940	1,217	1,394	1,536	Adjustment Expenses,
2013							458	954	1,237	1,413	Net of Reinsurance
2014								455	944	1,224
2015									430	893	2007 -	Before
2016										421	2016	2007
									Total	$11,788	$10,211	$5,228

										Total net liability		$15,439

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	17.0%	19.2%	11.2%	7.4%	5.4%	4.1%	3.2%	2.5%	2.1%	1.9%

Bond & Specialty Insurance

General Liability

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$584	$571	$638	$582	$551	$511	$479	$467	$462	$454	$4	11,018
2008		579	769	743	697	716	712	672	643	631	24	6,463
2009			592	624	665	686	680	660	655	641	24	6,287
2010				571	612	679	679	661	668	653	18	5,655
2011					565	596	639	632	601	545	34	5,191
2012						538	591	614	605	601	137	4,824
2013							510	565	606	630	204	4,371
2014								549	571	563	232	4,182
2015									528	524	272	3,814
2016										512	405	2,676
									Total	$5,754

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$35	$134	$229	$303	$357	$373	$393	$400	$410	$415
2008		47	157	281	387	471	529	562	579	590
2009			36	167	310	390	460	497	563	592
2010				33	152	291	396	482	565	597	Liability for Claims
2011					33	143	249	324	414	447	And Allocated Claim
2012						38	160	255	342	383	Adjustment Expenses,
2013							34	154	252	352	Net of Reinsurance
2014								38	150	239
2015									38	141	2007 -	Before
2016										30	2016	2007
									Total	$3,786	$1,968	$74

										Total net liability		$2,042

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	6.3%	19.7%	18.8%	15.1%	12.1%	7.5%	6.2%	3.0%	1.9%	1.1%

Fidelity and Surety

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$255	$262	$249	$175	$140	$9	1,148
2013		240	246	199	146	6	1,006
2014			223	212	165	32	992
2015				217	191	79	768
2016					226	128	595
				Total	$868

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$42	$108	$124	$110	$111	Adjustment Expenses,
2013		37	113	128	131	Net of Reinsurance
2014			58	96	111
2015				32	75	2012 -	Before
2016					54	2016	2012
				Total	$482	$386	$64

					Total net liability		$450

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4		5

	26.1%	36.2%	10.1%	(3.6	)% (1)	0.8%

(1)     Includes recovery activity.

Personal Insurance

Automobile

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$2,417	$2,454	$2,448	$2,432	$2,428	$15	793,669
2013		2,108	2,095	2,049	2,044	36	694,650
2014			2,014	1,994	1,981	75	669,990
2015				2,186	2,244	224	755,762
2016					2,779	646	839,962
				Total	$11,476

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$1,503	$1,983	$2,189	$2,311	$2,376	Adjustment Expenses,
2013		1,251	1,628	1,814	1,935	Net of Reinsurance
2014			1,193	1,564	1,763
2015				1,319	1,768	2012 -	Before
2016					1,610	2016	2012
				Total	$9,452	$2,024	$253

					Total net liability		$2,277

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5

	60.0%	19.2%	9.2%	5.5%	2.7%

Homeowners (excluding Other)

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$2,136	$2,056	$2,029	$2,018	$2,019	$1	259,006
2013		1,488	1,397	1,365	1,375	4	149,373
2014			1,515	1,450	1,453	9	151,517
2015				1,438	1,454	28	144,367
2016					1,556	307	129,630
				Total	$7,857

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$1,508	$1,901	$1,964	$1,993	$2,008	Adjustment Expenses,
2013		994	1,269	1,317	1,344	Net of Reinsurance
2014			1,053	1,338	1,402
2015				994	1,333	2012 -	Before
2016					1,049	2016	2012
				Total	$7,136	$721	$21

					Total net liability		$742

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5

	71.1%	20.6%	3.7%	1.7%	0.7%

International - Canada

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$372	$365	$361	$359	$369	$371	$377	$368	$364	$362	$2	51,611
2008		400	404	393	394	399	405	399	395	396	1	56,506
2009			460	448	457	463	471	463	455	456	8	57,934
2010				469	471	481	495	484	476	471	14	57,976
2011					443	422	430	426	418	412	18	57,704
2012						419	398	400	384	383	37	53,046
2013							467	461	453	441	39	56,071
2014								413	428	429	50	53,734
2015									348	347	58	46,093
2016										349	34	44,337
									Total	$4,046

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$153	$221	$250	$273	$299	$320	$337	$345	$350	$354
2008		171	262	294	317	339	360	374	381	385
2009			192	287	327	355	384	409	425	436
2010				185	282	318	356	385	415	432	Liability for Claims
2011					170	240	270	303	337	358	And Allocated Claim
2012						160	223	252	278	305	Adjustment Expenses,
2013							187	262	293	324	Net of Reinsurance
2014								183	256	291
2015									156	218	2007 -	Before
2016										203	2016	2007
									Total	$3,306	$740	$36

										Total net liability		$776

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	43.8%	18.7%	7.8%	6.9%	6.8%	5.6%	3.8%	2.1%	1.2%	1.1%

        The incurred and paid amounts have been translated from the local currency to U.S. dollars using the December 31, 2016 spot rate for all years presented in the table above in order to isolate changes in foreign exchange rates from loss development.